Derivative and Hedge Accounting	12 Months Ended
Dec. 31, 2018
Disclosure Of Derivatives [Abstract]
Derivative and Hedge Accounting

19.DERIVATIVES AND HEDGE ACCOUNTING

The Corporation is exposed to interest rate and currency risk, refer to note 29. The Corporation uses derivative financial instruments for risk management purposes and anticipates that such instruments will mitigate interest rate and currency risk, as applicable. As such, any change in cash flows associated with derivative instruments is expected to be offset by changes in cash flows related to the hedged position.

Upon completion of the SBG Acquisition, the Corporation made a net cash payment of $1.0 million to unwind and settle certain previously existing cross-currency swap agreements and interest rate swap agreements related to the hedging of SBG’s previously outstanding long-term debt that were no longer required following the repayment of the same.

Subsequent to the SBG Financing, and as part of managing the Corporation’s exposure to foreign exchange risk and interest rate risk, the Corporation entered into cross-currency interest rate swap agreements and interest rate swap agreements (collectively, the “Swap Agreements”), each as discussed below. At the time of entering into the Swap Agreements, the Corporation made a cash payment of $61.1 million to unwind and settle its previously existing swap agreements (the “Previous Swap Agreements)” as discussed below.

Derivatives

Swap Agreements

During the year ended December 31, 2018, a subsidiary of the Corporation entered into USD-EUR cross-currency interest rate swap agreements (the “EUR Cross-Currency Interest Rate Swaps”) with a notional amount of €1.99 billion ($2.33 billion), which fix the USD to EUR exchange rate at 1.167 and fix the Euro interest payments at an average interest rate of 3.6%, as well as EUR-GBP cross-currency interest rate swap agreements (the “GBP Cross-Currency Interest Rate Swaps”) with a notional amount of £1.00 billion (€1.12 billion), which fix the EUR to GBP exchange rate at 0.889 and fix the GBP interest payments at an average interest rate of 5.4%. The cross-currency interest rate swaps have a profile that amortizes in line with the USD First Lien Term Loan and each are set to mature in July 2023. The Corporation also entered into an amortizing USD interest rate swap agreement (the “Interest Rate Swap”) with a notional amount of $700 million, which is set to mature in July 2023, and swaps USD three-month LIBOR to a fixed interest rate of 2.82%.

Previous Swap Agreements

The Previous Swap Agreements hedged the interest rate and foreign exchange risk on the Corporation’s previous first lien term loans. Therefore, in connection with the repayment of the previous first lien term Loans, the Corporation unwound and settled the remaining USD notional principal of $1.39 billion related to the Previous Swap Agreements for a cash payment of $61.1 million.

Embedded Derivative

See note 17 for a discussion of the features embedded in the Senior Notes that the Corporation bifurcated as it determined that the features were derivatives to be classified and recorded at fair value through profit or loss.

The fair value of the Embedded Derivative at issuance of the Senior Notes and at December 31, 2018 was $17.7 million and $11.6 million, respectively. The fair value of the Embedded Derivative was determined using an interest rate option pricing valuation model. The key assumptions include the implied credit spread of 3.8% at issuance and 4.6% at December 31, 2018. The Embedded Derivative is categorized as a Level 3 within the fair value hierarchy. The Corporation did not account for the Embedded Derivative as a qualifying hedge.

Unsettled bets

Unsettled bets represent bets that are staked but the event to which the bet relates have not yet concluded. See note 2 for further details regarding Betting revenue. The principal assumption used in the fair value determination of unsettled bets is the anticipated gross win margin on the outcome of the events to which the bets relate. The Embedded Derivative is categorized as a Level 3 within the fair value hierarchy.

Put and call options on 20% non-controlling interest in BetEasy

On April 24, 2018, in connection with the Corporation’s acquisition of the additional 18% interest in BetEasy, the Corporation entered into a non-controlling interest put-call option in relation to the 20% interest in BetEasy held by its minority interest shareholders, with an exercise price based on certain future operating performance conditions of the acquired business. This was determined to be a non-controlling interest put-call option with a variable settlement amount that can be settled in either cash or shares or a combination of both, and because the put-call option does not clearly grant the Corporation with present access to returns associated with the remaining 20% ownership interest, the Corporation recognized this put-call option as a net liability derivative. As at each of the acquisition date and December 31, 2018, the Corporation determined that the fair value of this non-controlling interest derivative was $nil as the fundamentals of the underlying business operations remain consistent with the acquisition date.

Deal contingent forwards

In connection with the SBG Acquisition and the Australian Acquisitions, to economically hedge its risk of foreign exchange fluctuations leading up to the acquisitions, the Corporation entered into deal contingent forward contracts. At the time of completion of the acquisitions, the Corporation settled the deal contingent forwards and recognized an aggregate realized loss of $61.5 million included in foreign exchange within the general and administrative category in the consolidated statements of (loss) earnings. The Corporation did not account for the deal contingent forward contracts as qualifying hedges under IAS 39.

The following table summarizes the fair value of derivatives as at December 31, 2018 and 2017:

	Year ended December 31, 2018		Year ended December 31, 2017
In thousands of U.S. Dollars	Assets	Liabilities	Assets	Liabilities
Derivatives held for hedging

Derivatives designated in cash flow hedges
Cross currency interest rate swaps	41,117	1,096	—	111,762
Interest rate swap	—	4,972	—	—
Total derivatives designated in cash flow hedges	41,117	6,068	—	111,762

Derivatives designated in net investment hedges
Cross currency interest rate swaps	1,866	—	—	—
Total derivatives designated in net investment hedge	1,866	—	—	—

Total derivatives held for hedging	42,983	6,068	—	111,762

Derivatives held for risk management not designated in hedges
Forward contracts	—	208	2,037	—
Unsettled bets *	—	16,285	—	779
Embedded derivative	11,600	—	—	—
Total derivatives held for risk management not designated in hedges	11,600	16,493	2,037	779

* The unsettled bets liability is recorded in accounts payable and other liabilities on the consolidated statement of financial position as at December 31, 2017 and is recorded in derivatives on the consolidated statement of financial position as at December 31, 2018.

Hedge Accounting

The Corporation’s exposure to market risks including interest rate risk (such as benchmark interest rates) and foreign exchange risk and its approach to managing those risks is discussed in note 29.

Cash flow hedge accounting

In accordance with the Corporation’s current risk management strategy, the Corporation entered into the Swap Agreements to mitigate the risk of fluctuation of coupon and principal cash flows due to changes in foreign currency rates and interest rates related to the USD First Term Lien Loan.

The Corporation assesses hedge effectiveness by comparing the changes in fair value of a hypothetical derivative reflecting the terms of the debt instrument issued due to movements in the applicable foreign currency exchange rate and benchmark interest rate with the changes in fair value of the cross-currency interest rate swaps and interest rate swaps used to hedge the exposure, as applicable. The Corporation uses the hypothetical derivative method to determine the changes in fair value of the hedged item. The Corporation has identified the following possible sources of ineffectiveness in its cash flow hedge relationships:

•

The use of derivatives as a protection against currency and interest rate risk creates an exposure to the derivative counterparty’s credit risk which is not offset by the hedged item. This risk is minimized by entering into derivatives with high credit quality counterparties.

•	Difference in tenor of hedged items and hedging instruments.
•

Use of different discounting curves for hedged item and hedging instrument, because for cross currency interest rate swaps the discounting curve used depends on collateralization and the type of collateral used.

•	Difference in timing of settlement of the hedging instrument and hedged item.
•	Designation of off-market hedging instruments.

The EUR Cross-Currency Interest Rate Swaps and the Interest Rate Swap were designated in cash flow hedge relationships to hedge the foreign exchange risk and/or interest rate risk on the USD First Lien Term Loan bearing a minimum floating interest rate of 3.5% (USD three-month LIBOR plus a 3.5% margin, with a LIBOR floor of 0%).

As at December 31, 2018, $11.6 million of accumulated other comprehensive loss is included in the cash flow hedging reserve (see note 25) related to de-designated cash flow hedges and is reclassified to the statements of (loss) earnings as the hedged cash flows impact (loss) earnings.

Net investment hedge accounting

In accordance with the Corporation’s current risk management strategy, the Corporation designates certain cross currency interest rate swap contracts and the carrying amount of certain debt instruments in net investment hedging relationships to mitigate the risk of changes in foreign currency rates with respect to the translation of assets and liabilities of subsidiaries with foreign functional currencies.

Upon entering into the GBP Cross-Currency Interest Rate Swaps, the Corporation designated these instruments as a hedge of the forward foreign exchange risk of its net investment in its GBP foreign operations. The Corporation assesses hedge effectiveness by comparing the changes in fair value of the net assets designated, due to movements in the foreign currency rate with the changes in fair value of the hedging instruments used to hedge the exposure. The Corporation uses the hypothetical derivative method to determine the changes in fair value of the hedged item. The only source of ineffectiveness is the effect of the counterparty and the Corporation’s own credit risk on the fair value of the derivative, which is not reflected in the fair value of the hypothetical derivative.

Upon completion of the SBG Financing, the Corporation designated the carrying amount of the USD First Lien Term Loan (excluding the carrying amount subject to the Swap Agreements) and the carrying amount of the Senior Notes as a hedge of the spot foreign exchange risk of its net investment in its USD functional subsidiaries. The Corporation assesses hedge effectiveness by comparing the currency and the carrying amount of the USD First Lien Term Loan with the currency and the net assets of its USD functional subsidiaries.

As at December 31, 2018, $60.6 million of accumulated other comprehensive income is included in the cumulative translation reserve (see note 25) related to de-designated net investment hedges and is reclassified to the statements of (loss) earnings upon disposition of the net investment in the applicable foreign subsidiaries.

Effects of hedge accounting

The following tables presents the effects of cash flow hedges and net investment hedges on the Corporation’s financial position and performance.

	Change in value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Hedge ineffectiveness gain (loss) *	Hedging gains (losses) recognized in other comprehensive income	Amount reclassified from accumulated other comprehensive income (loss) to earnings **	Net change in other comprehensive income (loss)
Cash flow hedges
Interest rate risk
Floating rate debt	(4,972)	4,972	—	(4,972)	—	(4,972)
Interest rate risk and foreign exchange risk
Floating rate, foreign currency debt and other	105,592	(90,683)	14,909	46,173	(45,271)	902
	100,620	(85,711)	14,909	41,201	(45,271)	(4,070)

Net investment hedges	(104,029)	104,029	—	(104,029)	—	(104,029)

* Hedge ineffectiveness is recorded within net financing charges on the consolidated statements of (loss) earnings.

** For cash flow hedges that address interest rate risk and/or foreign currency exchange risk, the amount reclassified from accumulated other comprehensive income (loss) to earnings is recorded within interest expense included in net financing charges or foreign exchange (gain) loss included in general and administrative expenses on the consolidated statements of (loss) earnings.

Reconciliation of accumulated other comprehensive income (loss):

	Accumulated other comprehensive income (loss), beginning of year	Net changes in other comprehensive income (loss)	Accumulated other comprehensive income (loss), end of year	Accumulated other comprehensive income (loss) on designated hedges	Accumulated other comprehensive income (loss) on de-designated hedges
Cash flow hedges *
Interest rate risk
Floating rate debt	—	(4,972)	(4,972)	(4,972)	—
Interest rate risk and foreign exchange risk
Floating rate, foreign currency debt and other	(33,983)	902	(33,081)	(21,507)	(11,574)
	(33,983)	(4,070)	(38,053)	(26,479)	(11,574)

Net investment hedges **	86,430	(104,029)	(17,599)	(66,749)	49,150

* Net changes in other comprehensive income (loss) is recorded through the cash flow hedging reserve. See note 25.

** Net changes in other comprehensive income (loss) is recorded through the cumulative translation reserve. See note 25.